SUPPLEMENT DATED JUNE 19, 2007
TO

PROSPECTUSES DATED MAY 21, 2007
FOR FUTURITY NY AND MFS REGATTA GOLD NY,

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, SUN LIFE FINANCIAL MASTERS FLEX NY,
SUN LIFE FINANCIAL MASTERS REWARD NY, SUN LIFE FINANCIAL MASTERS SELECT NY,
AND MFS REGATTA NY

AND PROSPECTUSES DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY AND MFS REGATTA EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective June 22, 2007, the name of the following investment option will be changed to:

Old Name	New Name

MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Blended Research Core Equity Series

Please retain this supplement with your prospectus for future reference.